Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment, net
9.	Property and equipment, net
Property and equipment consist of the following:

	As of December 31,
	2018	2019
Cost:
Leasehold improvements	8,802	68,987
Office equipment	15,306	36,009
Software	—	1,651
Construction in progress - leasehold improvements	26,364	—
Total cost	50,472	106,647
Less: Accumulated depreciation	(7,866)	(28,153)
Less: Impairment loss	—	(6,857)

Property and equipment, net	42,606	71,637

Depreciation expense recognized for the years ended December 31, 2017, 2018 and 2019 are summarized as follows:

	For the years ended December 31,
	2017	2018	2019
Cost of revenues	90	810	4,095
Sales and marketing expenses	782	3,865	12,801
Research and development	110	894	2,729
General and administrative expenses	45	285	662

Total	1,027	5,854	20,287